Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2013
Accounting Principles	Accounting Principles The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

Principles of Consolidation

The financial statements include the accounts of Microsoft Corporation and its subsidiaries. Intercompany transactions and balances have been eliminated. Equity investments through which we exercise significant influence over but do not control the investee and are not the primary beneficiary of the investee’s activities are accounted for using the equity method. Investments through which we are not able to exercise significant influence over the investee and which do not have readily determinable fair values are accounted for under the cost method.

Estimates and Assumptions

Estimates and Assumptions

Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. Examples of estimates include: loss contingencies; product warranties; the fair value of, and/or potential goodwill impairment for, our reporting units; product life cycles; useful lives of our tangible and intangible assets; allowances for doubtful accounts; allowances for product returns; the market value of our inventory; and stock-based compensation forfeiture rates. Examples of assumptions include: the elements comprising a software arrangement, including the distinction between upgrades or enhancements and new products; when technological feasibility is achieved for our products; the potential outcome of future tax consequences of events that have been recognized in our financial statements or tax returns; and determining when investment impairments are other-than-temporary. Actual results and outcomes may differ from management’s estimates and assumptions.

Recasting of Certain Prior Period Information

Recasting of Certain Prior Period Information

During the first quarter of fiscal year 2014, we changed our organizational structure as part of our transformation to a devices and services company. As a result of these changes, information that our chief operating decision maker regularly reviews for purposes of allocating resources and assessing performance changed. Therefore, beginning in fiscal year 2014, we are reporting our financial performance based on our new segments described in Note 21 – Segment Information and Geographic Data. We have recast certain prior period amounts to conform to the way we internally manage and monitor segment performance during fiscal year 2014. This change primarily impacted Note 10 – Goodwill, Note 14 – Unearned Revenue, and Note 21 – Segment Information and Geographic Data, with no impact on consolidated net income or cash flows.

In addition to these segment reporting changes, we have also revised Note 5 – Derivatives and Note 19 – Accumulated Other Comprehensive Income to reflect the retrospective adoption of certain accounting standards that were effective for us beginning July 1 2013. See discussion under “Recent Accounting Guidance” below.

Foreign Currencies

Foreign Currencies

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are recorded to other comprehensive income (“OCI”).

Revenue Recognition

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectibility is probable. Revenue generally is recognized net of allowances for returns and any taxes collected from customers and subsequently remitted to governmental authorities.

Revenue for retail packaged products, products licensed to original equipment manufacturers (“OEMs”), and perpetual licenses under certain volume licensing programs generally is recognized as products are shipped or made available.

Technology guarantee programs are accounted for as multiple element arrangements as customers receive free or significantly discounted rights to use upcoming new versions of a software product if they license existing versions of the product during the eligibility period. Revenue is allocated between the existing product and the new product, and revenue allocated to the new product is deferred until that version is delivered. The revenue allocation is based on the vendor-specific objective evidence (“VSOE”) of fair value of the products. The VSOE of fair value for upcoming new products are based on the price determined by management having the relevant authority when the element is not yet sold separately, but is expected to be sold in the near future at the price set by management.

Software updates that will be provided free of charge are evaluated on a case-by-case basis to determine whether they meet the definition of an upgrade and create a multiple element arrangement, which may require revenue to be deferred and recognized when the upgrade is delivered, or if it is determined that implied post-contract customer support (“PCS”) is being provided, the arrangement is accounted for as a multiple element arrangement and all revenue from the arrangement is deferred and recognized over the implied PCS term when the VSOE of fair value does not exist. If updates are determined to not meet the definition of an upgrade, revenue is generally recognized as products are shipped or made available. Windows 8.1 will enable new hardware, further the integration with other Microsoft services and fix some of the customer issues with Windows 8, and will be provided to Windows 8 customers when available at no additional charge. We evaluated Windows 8.1 and determined that it did not meet the definition of an upgrade and thus have not deferred revenue related to this planned release.

Certain volume licensing arrangements include a perpetual license for current products combined with rights to receive unspecified future versions of software products (“Software Assurance”), which we have determined are additional software products and are therefore accounted for as subscriptions, with billings recorded as unearned revenue and recognized as revenue ratably over the coverage period. Arrangements that include term based licenses for current products with the right to use unspecified future versions of the software during the coverage period, are also accounted for as subscriptions, with revenue recognized ratably over the coverage period.

Revenue from cloud-based services arrangements that allow for the use of a hosted software product or service over a contractually determined period of time without taking possession of software are accounted for as subscriptions with billings recorded as unearned revenue and recognized as revenue ratably over the coverage period beginning on the date the service is made available to customers. Revenue from cloud-based services arrangements that are provided on a consumption basis (for example, the amount of storage used in a particular period) is recognized commensurate with the customer utilization of such resources.

Some volume licensing arrangements include time-based subscriptions for cloud-based services and software offerings that are accounted for as subscriptions. These arrangements are considered multiple element arrangements. However, because all elements are accounted for as subscriptions and have the same coverage period and delivery pattern, they have the same revenue recognition timing.

Revenue related to Surface, our Xbox 360 gaming and entertainment console, Kinect for Xbox 360, games published by us, and other hardware components is generally recognized when ownership is transferred to the resellers or end customers when selling directly through Microsoft Stores. Revenue related to games published by third parties for use on the Xbox 360 platform is recognized when games are manufactured by the game publishers.

Display advertising revenue is recognized as advertisements are displayed. Search advertising revenue is recognized when the ad appears in the search results or when the action necessary to earn the revenue has been completed. Consulting services revenue is recognized as services are rendered, generally based on the negotiated hourly rate in the consulting arrangement and the number of hours worked during the period. Consulting revenue for fixed-price services arrangements is recognized as services are provided. Revenue from prepaid points redeemable for the purchase of software or services is recognized upon redemption of the points and delivery of the software or services.

Cost of Revenue

Cost of Revenue

Cost of revenue includes: manufacturing and distribution costs for products sold and programs licensed; operating costs related to product support service centers and product distribution centers; costs incurred to include software on PCs sold by OEMs, to drive traffic to our websites, and to acquire online advertising space (“traffic acquisition costs”); costs incurred to support and maintain Internet-based products and services, including datacenter costs and royalties; warranty costs; inventory valuation adjustments; costs associated with the delivery of consulting services; and the amortization of capitalized research and development costs. Capitalized research and development costs are amortized over the estimated lives of the products.

Product Warranty

Product Warranty

We provide for the estimated costs of fulfilling our obligations under hardware and software warranties at the time the related revenue is recognized. For hardware warranties, we estimate the costs based on historical and projected product failure rates, historical and projected repair costs, and knowledge of specific product failures (if any). The specific hardware warranty terms and conditions vary depending upon the product sold and the country in which we do business, but generally include parts and labor over a period generally ranging from 90 days to three years. For software warranties, we estimate the costs to provide bug fixes, such as security patches, over the estimated life of the software. We regularly reevaluate our estimates to assess the adequacy of the recorded warranty liabilities and adjust the amounts as necessary.

Research and Development

Research and Development

Research and development expenses include payroll, employee benefits, stock-based compensation expense, and other headcount-related expenses associated with product development. Research and development expenses also include third-party development and programming costs, localization costs incurred to translate software for international markets, and the amortization of purchased software code and services content. Such costs related to software development are included in research and development expense until the point that technological feasibility is reached, which for our software products, is generally shortly before the products are released to manufacturing. Once technological feasibility is reached, such costs are capitalized and amortized to cost of revenue over the estimated lives of the products.

Sales and Marketing

Sales and Marketing

Sales and marketing expenses include payroll, employee benefits, stock-based compensation expense, and other headcount-related expenses associated with sales and marketing personnel, and the costs of advertising, promotions, trade shows, seminars, and other programs. Advertising costs are expensed as incurred. Advertising expense was $2.6 billion, $1.6 billion, and $1.9 billion in fiscal years 2013, 2012, and 2011, respectively.

Stock-Based Compensation

Stock-Based Compensation

We measure stock-based compensation cost at the grant date based on the fair value of the award and recognize it as expense, net of estimated forfeitures, over the vesting or service period, as applicable, of the stock award (generally four to five years) using the straight-line method.

Employee Stock Purchase Plan

Employee Stock Purchase Plan

Shares of our common stock may be purchased by employees at three-month intervals at 90% of the fair market value of the stock on the last day of each three-month period. Compensation expense for the employee stock purchase plan is measured as the discount the employee is entitled to upon purchase and is recognized in the period of purchase.

Income Taxes

Income Taxes

Income tax expense includes U.S. and international income taxes, the provision for U.S. taxes on undistributed earnings of international subsidiaries not deemed to be permanently invested, and interest and penalties on uncertain tax positions. Certain income and expenses are not reported in tax returns and financial statements in the same year. The tax effect of such temporary differences is reported as deferred income taxes. Deferred tax assets are reported net of a valuation allowance when it is more likely than not that a tax benefit will not be realized. The deferred income taxes are classified as current or long-term based on the classification of the related asset or liability.

Fair Value Measurements

Fair Value Measurements

We account for certain assets and liabilities at fair value. The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. We categorize each of our fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

•

Level 1 – inputs are based upon unadjusted quoted prices for identical instruments traded in active markets. Our Level 1 non-derivative investments primarily include U.S. government securities, domestic and international equities, and actively traded mutual funds. Our Level 1 derivative assets and liabilities include those actively traded on exchanges.

•

Level 2 – inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. the Black-Scholes model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, credit spreads, foreign exchange rates, and forward and spot prices for currencies and commodities. Our Level 2 non-derivative investments consist primarily of corporate notes and bonds, mortgage-backed securities, U.S. agency securities, certificates of deposit, and foreign government bonds. Our Level 2 derivative assets and liabilities primarily include certain over-the-counter option and swap contracts.

•

Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models. Our Level 3 assets primarily comprise investments in certain corporate bonds and goodwill when it is recorded at fair value due to an impairment charge. We value the Level 3 corporate bonds using internally developed valuation models, inputs to which include interest rate curves, credit spreads, stock prices, and volatilities. In certain cases, market-based observable inputs are not available and we use management judgment to develop assumptions to determine fair value for these derivatives. Unobservable inputs used in all of these models are significant to the fair values of the assets and liabilities.

We measure certain assets, including our cost and equity method investments, at fair value on a nonrecurring basis when they are deemed to be other-than-temporarily impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include quoted market prices, market comparables, and discounted cash flow projections. An impairment charge is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Our other current financial assets and our current financial liabilities have fair values that approximate their carrying values.

Financial Instruments

Financial Instruments

We consider all highly liquid interest-earning investments with a maturity of three months or less at the date of purchase to be cash equivalents. The fair values of these investments approximate their carrying values. In general, investments with original maturities of greater than three months and remaining maturities of less than one year are classified as short-term investments. Investments with maturities beyond one year may be classified as short-term based on their highly liquid nature and because such marketable securities represent the investment of cash that is available for current operations. All cash equivalents and short-term investments are classified as available-for-sale and realized gains and losses are recorded using the specific identification method. Changes in market value, excluding other-than-temporary impairments, are reflected in OCI.

Equity and other investments classified as long-term include both debt and equity instruments. Debt and publicly-traded equity securities are classified as available-for-sale and realized gains and losses are recorded using the specific identification method. Changes in market value, excluding other-than-temporary impairments, are reflected in OCI. Common and preferred stock and other investments that are restricted for more than one year or are not publicly traded are recorded at cost or using the equity method.

We lend certain fixed-income and equity securities to increase investment returns. The loaned securities continue to be carried as investments on our balance sheet. Cash and/or security interests are received as collateral for the loaned securities with the amount determined based upon the underlying security lent and the creditworthiness of the borrower. Cash received is recorded as an asset with a corresponding liability.

Investments are considered to be impaired when a decline in fair value is judged to be other-than-temporary. Fair value is calculated based on publicly available market information or other estimates determined by management. We employ a systematic methodology on a quarterly basis that considers available quantitative and qualitative evidence in evaluating potential impairment of our investments. If the cost of an investment exceeds its fair value, we evaluate, among other factors, general market conditions, credit quality of debt instrument issuers, the duration and extent to which the fair value is less than cost, and for equity securities, our intent and ability to hold, or plans to sell, the investment. For fixed-income securities, we also evaluate whether we have plans to sell the security or it is more likely than not that we will be required to sell the security before recovery. We also consider specific adverse conditions related to the financial health of and business outlook for the investee, including industry and sector performance, changes in technology, and operational and financing cash flow factors. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded to other income (expense) and a new cost basis in the investment is established.

Derivative instruments are recognized as either assets or liabilities and are measured at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

For derivative instruments designated as fair-value hedges, the gains (losses) are recognized in earnings in the periods of change together with the offsetting losses (gains) on the hedged items attributed to the risk being hedged. For options designated as fair-value hedges, changes in the time value are excluded from the assessment of hedge effectiveness and are recognized in earnings.

For derivative instruments designated as cash-flow hedges, the effective portion of the gains (losses) on the derivatives is initially reported as a component of OCI and is subsequently recognized in earnings when the hedged exposure is recognized in earnings. For options designated as cash-flow hedges, changes in the time value are excluded from the assessment of hedge effectiveness and are recognized in earnings. Gains (losses) on derivatives representing either hedge components excluded from the assessment of effectiveness or hedge ineffectiveness are recognized in earnings.

For derivative instruments that are not designated as hedges, gains (losses) from changes in fair values are primarily recognized in other income (expense). Other than those derivatives entered into for investment purposes, such as commodity contracts, the gains (losses) are generally economically offset by unrealized gains (losses) in the underlying available-for-sale securities, which are recorded as a component of OCI until the securities are sold or other-than-temporarily impaired, at which time the amounts are reclassified from accumulated other comprehensive income (“AOCI”) into other income (expense).

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The allowance for doubtful accounts reflects our best estimate of probable losses inherent in the accounts receivable balance. We determine the allowance based on known troubled accounts, historical experience, and other currently available evidence. Activity in the allowance for doubtful accounts was as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

Balance, beginning of period	$389	$333	$375
Charged to costs and other	4	115	14
Write-offs	(57)	(59)	(56)

Balance, end of period	$336	$389	$333

Inventories

Inventories

Inventories are stated at average cost, subject to the lower of cost or market. Cost includes materials, labor, and manufacturing overhead related to the purchase and production of inventories. We regularly review inventory quantities on hand, future purchase commitments with our suppliers, and the estimated utility of our inventory. If our review indicates a reduction in utility below carrying value, we reduce our inventory to a new cost basis through a charge to cost of revenue.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the lease term. The estimated useful lives of our property and equipment are generally as follows: computer software developed or acquired for internal use, three years; computer equipment, two to three years; buildings and improvements, five to 15 years; leasehold improvements, two to 10 years; and furniture and equipment, one to five years. Land is not depreciated.

Goodwill

Goodwill

Goodwill is tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis (May 1 for us) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

Intangible Assets

Intangible Assets

All of our intangible assets are subject to amortization and are amortized using the straight-line method over their estimated period of benefit, ranging from one to 15 years. We evaluate the recoverability of intangible assets periodically by taking into account events or circumstances that may warrant revised estimates of useful lives or that indicate the asset may be impaired.

Recently Adopted Accounting Guidance

Recently adopted accounting guidance

In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance on testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any). If an entity determines that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. We adopted this new guidance beginning July 1, 2012. Adoption of this new guidance did not have a material impact on our financial statements.

In June 2011, the FASB issued guidance on presentation of comprehensive income. The new guidance eliminated the option to report OCI and its components in the statement of changes in stockholders’ equity. Instead, an entity is required to present either a continuous statement of net income and OCI or in two separate but consecutive statements. We adopted this new guidance beginning July 1, 2012. Adoption of this new guidance resulted only in changes to presentation of our financial statements.

In December 2011, the FASB issued guidance enhancing disclosure requirements about the nature of an entity’s right to offset and related arrangements associated with its financial instruments. The new guidance requires the disclosure of the gross amounts subject to rights of set-off, amounts offset in accordance with the accounting standards followed, and the related net exposure. In January 2013, the FASB clarified that the scope of this guidance applies to derivatives, repurchase agreements, and securities lending arrangements that are either offset or subject to an enforceable master netting arrangement, or similar agreements. The new guidance was effective for us beginning July 1, 2013, with retrospective application required. The requirements of this guidance have been applied retrospectively to all periods presented in this Current Report on Form 8-K. Adoption of this new guidance resulted only in changes to the presentation of Note 5 – Derivatives.

In February 2013, the FASB issued guidance on disclosure requirements for items reclassified out of AOCI. This new guidance requires entities to present (either on the face of the income statement or in the notes) the effects on the line items of the income statement for amounts reclassified out of AOCI. The new guidance was effective for us beginning July 1, 2013. The requirements of this guidance have been applied retrospectively to all periods presented in this Current Report on Form 8-K. Adoption of this new guidance resulted only in changes to the presentation of Note 19 – Accumulated Other Comprehensive Income.

Recent Accounting Guidance Not Yet Adopted

Recent accounting guidance not yet adopted

In March 2013, the FASB issued guidance on a parent’s accounting for the cumulative translation adjustment upon derecognition of a subsidiary or group of assets within a foreign entity. This new guidance requires that the parent release any related cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The new guidance will be effective for us beginning July 1, 2014. We do not anticipate material impacts on our financial statements upon adoption.

Earnings Per Share Policy

Basic earnings per share (“EPS”) is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options, stock awards, and shared performance stock awards.

Segment Reporting Policy

Corporate and Other operating income includes adjustments to conform our internal accounting policies to U.S. GAAP and corporate-level activity not specifically attributed to a segment. Significant internal accounting policies that differ from U.S. GAAP relate to revenue recognition, income statement classification, and depreciation.